Debt - Schedule of Future Principal Payments on Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011
Debt Instrument [Line Items]
2013	$ 2,800
2014	3,989
2015	3,211
Total payments	10,000		3,000
Less debt discount	241
Total debt, net of unamortized discount	9,759
Less current portion	2,665	730
Noncurrent portion	$ 7,094	$ 8,862